Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - Property and Equipment [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (12,034,882)	$ (11,346,600)
Property and equipment, net	17,687,745	19,334,008
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	636,060	1,186,674
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	281,813	306,014
Medical Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	12,859,238	13,331,170
Leasehold Improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	603,473	94,610
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	15,342,043	15,762,140
Subtotal [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 29,722,627	$ 30,680,608